Acquisition (Tables)	6 Months Ended
Sep. 30, 2013
Acquisition Tables
Summary of estimated fair values of the assets acquired and liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Tangible assets	$-
Customer relationships	134,503
Goodwill	265,497
Total purchase price	$400,000